CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 8,578,997	$ 882,268
Accounts receivable	30,322	0
Inventory	215,493	39,461
Prepaid expenses	200,905	12,553
Total current assets	9,025,717	934,282
SOBR Safe Intellectual Technology, net of accumulated amortization of $995,782 and $610,318 at December 31, 2022 and December 31, 2021, respectively	2,858,893	3,244,357
Other assets	27,427	30,576
Total Assets	11,912,037	4,209,215
Current liabilities
Accounts payable	142,965	270,150
Accrued expenses	392,282	463,900
Accrued interest payable	469,691	252,110
Related party payables	1,887	82,883
Derivative liability	0	1,040,000
Convertible debenture payable
* Includes unamortized debt discount related to warrants, beneficial conversion feature and embedded conversion feature of none and $1,291,882 at December 31, 2022 and December 31, 2021, respectively	0	1,756,899
Current portion notes payable - related parties
* Includes unamortized debt discount related to warrants and beneficial conversion features of $145,548 and none at December 31, 2022 and December 31, 2021, respectively	866,262	11,810
Current portion notes payable - non-related parties
* Includes unamortized debt discount related to warrants and beneficial conversion features of $144,878 and none at December 31, 2022 and December 31, 2021, respectively	948,597	104,183
Total current liabilities	2,821,684	3,981,935
Notes payable -related parties-less current portion
* Includes unamortized debt discount related to warrants and beneficial conversion features of none and $645,547 at December 31, 2022 and December 31, 2021, respectively	0	354,453
Notes payable -non-related parties-less current portion
* Includes unamortized debt discount related to warrants and beneficial conversion features of none and $648,580 at December 31, 2022 and December 31, 2021, respectively	0	356,420
Total Liabilities	2,821,684	4,692,808
Stockholders' Equity (Deficit)
Preferred stock, value	0	0
Common stock, $0.00001 par value; 100,000,000 shares authorized; 16,984,570 and 8,778,555 shares issued and outstanding including shares held in treasury at December 31, 2022 and December 31, 2021, respectively	170	88
Treasury stock, at cost; 12,329 and no shares as of December 31, 2022 and December 31, 2021, respectively	(38,015)	0
Additional paid-in capital	87,509,666	57,041,447
Accumulated deficit	(78,327,845)	(57,471,492)
Total SOBR Safe, Inc. stockholders' equity (deficit)	9,144,006	(429,957)
Noncontrolling interest	(53,636)	(53,653)
Total Stockholders' Equity (Deficit)	9,090,353	(483,593)
Total Liabilities and Stockholders' Equity (Deficit)	11,912,037	4,209,215
Series A Convertible Preferred stock
Stockholders' Equity (Deficit)
Preferred stock, value	0	0
Series A 1 Convertible Preferred stock
Stockholders' Equity (Deficit)
Preferred stock, value	0	0
Series B Convertible Preferred stock
Stockholders' Equity (Deficit)
Preferred stock, value	$ 30	$ 0